Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Trial Services Division of Cross Country Healthcare, Inc. (Detail) (USD $)
In Thousands, unless otherwise specified
	0 Months Ended
	Feb. 15, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill		$ 463,324	$ 357,523	$ 315,441
Clinical Trial Services
Business Acquisition [Line Items]
Property, plant and equipment	339
Goodwill	36,922 [1]
Cash and cash equivalents	1,039
Accounts receivable	9,200
Unbilled revenue	2,128
Prepayments and other current assets	465
Non-current assets	6
Other liabilities	(2,285)
Non-current other liabilities	(16)
Net assets acquired	51,698
Cash consideration	51,897
Working capital adjustment	(199)
Net assets acquired/Net purchase consideration	51,698
Clinical Trial Services | Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	3,300
Clinical Trial Services | Order Backlog
Business Acquisition [Line Items]
Intangible asset	$ 600

[1]	Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.